Business developments (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations	SFr 0	SFr 6